UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-09141

 NAME OF REGISTRANT:                     Eaton Vance Municipal Income
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2005 - 06/30/2006


Eaton Vance Municipal Income Trust
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 DENVER COLO CITY & CNTY SPL                                                                 Agenda Number:  932413824
--------------------------------------------------------------------------------------------------------------------------
        Security:  249271EY9
    Meeting Type:  Consent
    Meeting Date:  19-Dec-2005
          Ticker:
            ISIN:
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2      THE PLAN                                                  Mgmt          No vote

3      THE RELEASE PROVISIONS                                    Mgmt          No vote



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Municipal Income Trust
By (Signature)       /s/ Robert B. MacIntosh
Name                 Robert B. MacIntosh
Title                President
Date                 08/25/2006